BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Adjustments for lease discounts included in rental expenses	$ 512	$ 0	$ 0
COVID-19
Disclosure of quantitative information about right-of-use assets [line items]
Adjustments for lease discounts included in rental expenses	$ 512